Taxation - Tax on other comprehensive income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Taxation
Cash flow hedges, Before tax		€ (104)		€ 106
Cash flow hedges, Tax (charge)/credit		23		(18)
Cash flow hedges, After tax		(81)		88	€ 2
Remeasurements of defined benefit pension plans, Before Tax (including adjustments)		63		45
Remeasurements of defined benefit pension plans, Tax (charge)/credit		(17)		(7)
Remeasurements of defined benefit pension plans		46	[1]	38
Currency retranslation gain/(loss), Before Tax		(238)		137
Currency retranslation gain/(loss), After tax	[2]	(238)		137	€ (50)
Other comprehensive income/(loss), Before tax		(279)		288
Other comprehensive income/(loss), Tax (charge)/credit		6		(25)
Other comprehensive income/(loss), After tax		€ (273)		€ 263

[1]	Movement attributable to the period prior to the Demerger is presented in Invested Capital, while the movement attributable to the period post Demerger is presented in Retained earnings. The pension reserve balance of €70 million as at 31 December 2024 is reclassified from Other Reserves to Invested Capital
[2]	Includes a hyperinflation adjustment in relation to Türkiye for the years ended 31 December 2023, 2024, and 2025.